EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EMPLOYEE RETENTION ALLOWANCE [Text Block]
18.	EMPLOYEE RETENTION ALLOWANCE

The Company has an incentive employee retention plan under which an amount equal to one month salary per year of service is accrued to each qualified employee up to a maximum of 10 months (or 10 years of service with the Company and/or a related company). To qualify for this retention allowance, an employee must complete two years of service with the Company and/or a related company. The full amount of retention allowance accumulated by a particular employee is paid out when the employee is no longer employed with the Company, unless other arrangements are made or unless there is a termination due to misconduct, in which case the retention allowance is forfeited. There is uncertainty about the timing and amount of these potential outflows. As at December 31, 2017, the Company estimated a total provision of $208,153 (December 31, 2016 - $596,849).

The following table summarizes information about changes to the Company’s employee retention provision during the year ended December 31, 2017.

$
Balance at December 31, 2015	570,487
Additions	21,255
Foreign exchange gain	5,107
Balance at December 31, 2016	596,849
Additions	10,396
Change in estimate	(412,549)
Foreign exchange gain	13,457
Balance at December 31, 2017	208,153